Fair value of financial instruments - Disclosure of comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Categories of financial assets [abstract]
Debt securities at amortised cost	£ 68,475	£ 68,210
Loans and advances at amortised cost	361,523	346,273
Reverse repurchase agreements and other similar secured lending at amortised cost	17,622	4,734
Assets included in disposal group classified as held for sale	5,932	9,854
Categories of financial liabilities [abstract]
Deposits at amortised cost	(585,613)	(560,663)
Repurchase agreements and cash collateral on securities lent	(25,170)	(39,415)
Debt instruments issued at amortised cost	(119,033)	(92,402)
Subordinated liabilities	(12,954)	(11,921)	£ (10,494)
Liabilities included in disposal groups classified as held for sale	0	(3,726)
Not held at fair value
Categories of financial assets [abstract]
Debt securities at amortised cost	67,442	67,354
Loans and advances at amortised cost	361,517	343,016
Reverse repurchase agreements and other similar secured lending at amortised cost	17,622	4,734
Assets included in disposal group classified as held for sale	6,065	9,628
Categories of financial liabilities [abstract]
Deposits at amortised cost	(585,689)	(560,393)
Repurchase agreements and cash collateral on securities lent	(25,170)	(39,415)
Debt instruments issued at amortised cost	(121,439)	(94,463)
Subordinated liabilities	(13,483)	(12,434)
Liabilities included in disposal groups classified as held for sale	0	(3,647)
Not held at fair value | Level 1
Categories of financial assets [abstract]
Debt securities at amortised cost	34,118	19,341
Loans and advances at amortised cost	7,631	6,977
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Assets included in disposal group classified as held for sale	0	0
Categories of financial liabilities [abstract]
Deposits at amortised cost	(421,488)	(410,955)
Repurchase agreements and cash collateral on securities lent	0	0
Debt instruments issued at amortised cost	0	0
Subordinated liabilities	0	0
Liabilities included in disposal groups classified as held for sale	0	0
Not held at fair value | Level 2
Categories of financial assets [abstract]
Debt securities at amortised cost	29,853	46,429
Loans and advances at amortised cost	71,157	73,606
Reverse repurchase agreements and other similar secured lending at amortised cost	17,622	4,734
Assets included in disposal group classified as held for sale	0	3,520
Categories of financial liabilities [abstract]
Deposits at amortised cost	(160,433)	(146,607)
Repurchase agreements and cash collateral on securities lent	(25,170)	(39,415)
Debt instruments issued at amortised cost	(119,590)	(92,066)
Subordinated liabilities	(12,764)	(11,697)
Liabilities included in disposal groups classified as held for sale	0	(3,647)
Not held at fair value | Level 3
Categories of financial assets [abstract]
Debt securities at amortised cost	3,471	1,584
Loans and advances at amortised cost	282,729	262,433
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Assets included in disposal group classified as held for sale	6,065	6,108
Categories of financial liabilities [abstract]
Deposits at amortised cost	(3,768)	(2,831)
Repurchase agreements and cash collateral on securities lent	0	0
Debt instruments issued at amortised cost	(1,849)	(2,397)
Subordinated liabilities	(719)	(737)
Liabilities included in disposal groups classified as held for sale	0	0
Gross exposure
Categories of financial assets [abstract]
Debt securities at amortised cost	68,475	68,210
Loans and advances at amortised cost	361,523	346,273
Reverse repurchase agreements and other similar secured lending at amortised cost	17,622	4,734
Assets included in disposal group classified as held for sale	5,801	9,544
Categories of financial liabilities [abstract]
Deposits at amortised cost	(585,613)	(560,663)
Repurchase agreements and cash collateral on securities lent	(25,170)	(39,415)
Debt instruments issued at amortised cost	(119,033)	(92,402)
Subordinated liabilities	(12,954)	(11,921)
Liabilities included in disposal groups classified as held for sale	£ 0	£ (3,647)